Advances to Suppliers	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

Note 3. ADVANCES TO SUPPLIERS

The Company’s advances to third - party suppliers are as follows:

	December 31,	June 30,
	2017	2017

Intelligent logistics system deposit	$10,000	$-
Freight fees	-	29,960
Other	4,611	24,930
Total advances to suppliers - third parties	$14,611	$54,890

On December 27, 2017, with the approval of the Board of Directors, the Company signed a contract with Tianjin Anboweiye Technology Ltd Co. (“Tianjin Anboweiye”), to develop a more complete and intelligent logistics system based on the Company’s current container trucking platform. The purpose is to help the Company make better connections with the system used by state-owned companies in China, and to satisfy such state-owned companies’ demand for container trucks in the United States.

As of December 31, 2017, advances to third-party suppliers were primarily related to freight logistics services.

The Company’s advances to related-party suppliers are as follows:

	December 31,	June 30,
	2017	2017

Freight fees	$3,473,717	$3,333,038
Total advances to suppliers - related party	$3,473,717	$3,333,038

As discussed in Note 1, on February 18, 2017, the Company entered into a cooperative transportation agreement with Zhiyuan Hong Kong. Zhiyuan Hong Kong is owned by the Company’s largest shareholder. On July 7, 2017, the Company signed a supplemental agreement, pursuant to which the Company will cooperate with Zhiyuan Hong Kong exclusively on the entire Project’s transportation needs. Pursuant to the supplemental agreement, the Company agrees to make prepayments to Zhiyuan Hong Kong for its share of packaging and transporting costs related to the Project; in return the Company will receive 15% of the cost incurred in the Project from Zhiyuan Hong Kong as a service fee. The Project is expected to be completed in one to two years, and the Company will collect its service fee in accordance with Project completion. As of December 31, 2017, no cost was recognized under this Project. No additional freight fees were advanced during the three and six months ended December 31, 2017.

Note 3. ADVANCES TO SUPPLIERS

The Company’s advances to third-party suppliers are as follows:

	June 30,	June 30,
	2017	2016

Freight fees	$29,960	$2,192,910
Others	24,930	-
Total advances to suppliers-third parties	$54,890	$2,192,910

As of June 2017, the Company is undergoing a trial on the transporting of Sulphur product as containerized bulk cargo under joint agreements with Sino-Trans Guangxi and COSFRE Beijing. As of the end of fiscal year 2017, there was no revenue or cost of revenue recognized as the service provided has not been completed. $50,020 advances payment made to suppliers (including $29,960 advanced freight fees and the remaining balance was included in other prepayment) in relation of the trial of bulk cargo containerized was included in the balance of advances to suppliers as of June 30, 2017.

The Company’s advances to suppliers – related party are as follows:

	June 30,	June 30,
	2017	2016

Freight fees	$3,333,038	$-
Total advances to suppliers-related party	$3,333,038	$-

As discussed in Note 1, on February 18, 2017, the Company entered into a cooperative transportation agreement with Zhiyuan Hong Kong . Zhiyuan Hong Kong is owned by our largest shareholder. On July 7, 2017, the Company signed a supplemental agreement, pursuant to which Sino will cooperate with Zhiyuan Hong Kong exclusively on the entire project’s transportation needs. Pursuant to the supplemental agreement, the Company agrees to make prepayments to Zhiyuan Hong Kong for its share of packaging and transporting costs related to the project, in return the Company will receive 15% of its share of the cost incurred in the project from Zhiyuan Hong Kong as a service fee. The project is expected to complete in one to two years and the Company will collect is service fee in accordance with project completion.